REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Simplify Exchange Traded Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities or consolidated statements of assets and liabilities, including the schedules of investments or consolidated schedules of investments, of the funds listed below (the “Funds”), each a series of Simplify Exchange Traded Funds, as of June 30, 2024, the related statements of operations or consolidated statements of operations, the statements of changes in net assets or consolidated statements of changes in net assets, the financial highlights or consolidated financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Simplify Aggregate Bond ETF (formerly Simplify Aggregate Bond PLUS Credit Hedge ETF)	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024 and 2023, and for the period from February 15, 2022 (commencement of operations) through June 30, 2022
Simplify Health Care ETF	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024 and 2023, and for the period from October 8, 2021 (commencement of operations) through June 30, 2022
Simplify Hedged Equity ETF	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024 and 2023, and for the period from November 2, 2021 (commencement of operations) through June 30, 2022
Simplify High Yield PLUS Credit Hedge ETF	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024 and 2023, and for the period from February 15, 2022 (commencement of operations) through June 30, 2022
Simplify Interest Rate Hedge ETF	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024, 2023, and 2022, and for the period from May 11, 2021 (commencement of operations) through June 30, 2021
Simplify Intermediate Term Treasury Futures Strategy ETF	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024 and 2023, and for the period from September 28, 2021 (commencement of operations) through June 30, 2022
Simplify Market Neutral Equity Long/Short ETF	For the year ended June 30, 2024	For the year ended June 30, 2024 and for the period from June 14, 2023 (commencement of operations) through June 30, 2023
Simplify MBS ETF	For the period from November 7, 2023 (commencement of operations) through June 30, 2024
Simplify Multi-QIS Alternative ETF	For the period from July 11, 2023 (commencement of operations) through June 30, 2024
Simplify Next Intangible Core Index ETF and Simplify Next Intangible Value Index ETF	For the period from April 16, 2024 (commencement of operations) through June 30, 2024
Simplify Short Term Treasury Futures Strategy ETF	For the year ended June 30, 2024	For the year ended June 30, 2024 and for the period from November 15, 2022 (commencement of operations) through June 30, 2023
Simplify US Equity PLUS GBTC ETF	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024, 2023, and 2022, and for the period from May 25, 2021 (commencement of operations) through June 30, 2021
Simplify US Equity PLUS QIS ETF	For the period from November 14, 2023 (commencement of operations) through June 30, 2024
Simplify Commodities Strategy No K-1 ETF	Consolidated for the year ended June 30, 2024	Consolidated for the year ended June 30, 2024 and for the period from March 28, 2023 (commencement of operations) through June 30, 2023
Simplify Macro Strategy ETF	Consolidated for the year ended June 30, 2024	Consolidated for the years ended June 30, 2024 and 2023	Consolidated for the years ended June 30, 2024 and 2023, and for the period from May 17, 2022 (commencement of operations) through June 30, 2022
Simplify Managed Futures Strategy ETF	Consolidated for the year ended June 30, 2024	Consolidated for the years ended June 30, 2024 and 2023	Consolidated for the years ended June 30, 2024 and 2023, and for the period from March 8, 2022 (commencement of operations) through June 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one of more funds advised by Simplify Asset Management, Inc. since 2020.

/s/Cohen & Company, LTD.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 29, 2024